Debt (Tables) - Rubicon [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule Of Components Of Debt

	As of December 31,
	2020	2019
Term loan balance	$48,524	$20,000
Less unamortized loan origination costs	(820)	(889)
Total borrowed	47,704	19,111
Less short-term loan balance	(680)	(1,063)
Long-term loan balance	$47,024	$18,048

Schedule of Maturities of Long-term Debt

Fiscal Years Ending December 31,
2021	$1,500
2022	6,000
2023	6,000
2024	45,000
Total	$58,500

Fiscal Years Ending December 31,
2021	$1,500
2022	2,000
2023	2,000
2024	43,024
Total	$48,524

Rubicon Technologies, LLC and Subsidiaries [Member]
Schedule Of Components Of Debt

	September 30, 2021	December 31, 2020
Term loan balance	$58,500	$48,524
Less unamortized loan origination costs	(1,035)	(820)
Total borrowed	57,465	47,704
Less short-term loan balance	(5,174)	(680)
Long-term loan balance	$52,291	$47,024